Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Segment analysis
Number of operating segments | segment		4	4
Number of reportable segments | segment		4	4
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year	$ (94)	€ (83)	$ (94)	€ 54	$ 63	[1],[2],[3]	€ (67)	$ (74)	[1],[2],[3]
Income tax charge/(credit)			44		(40)	[1]		55	[1]
Net finance expense			485		649			594
Depreciation and amortization (Notes 9, 10)			714		687			561
Exceptional operating items (Note 4)			329		149			145
Adjusted EBITDA			$ 1,478		$ 1,508			$ 1,281

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.